PARNASSUS MID CAP FUND
Portfolio of Investments as of September 30, 2023 (unaudited)

Equities			Shares	Market Value ($)

Air Freight & Logistics (2.5%)
C.H. Robinson Worldwide Inc.			1,568,406	135,086,809

Biotechnology (2.3%)
BioMarin Pharmaceutical Inc.θ			1,363,955	120,682,738

Capital Markets (5.9%)
Cboe Global Markets Inc.			1,348,043	210,577,797
The Bank of New York Mellon Corp.			2,428,810	103,588,747
				314,166,544

Chemicals (5.3%)
Nutrien Ltd.			1,633,433	100,880,822
The Sherwin-Williams Co.			701,395	178,890,795
				279,771,617

Commercial Services & Supplies (2.3%)
Republic Services Inc.			851,365	121,328,026

Containers & Packaging (3.0%)
Ball Corp. Ω			3,183,667	158,482,943

Distributors (1.8%)
Pool Corp.			272,880	97,172,568

Diversified Financial Services (4.1%)
Fidelity National Information Services			2,128,236	117,627,604
Jack Henry & Associates Inc.			679,882	102,757,365
				220,384,969

Electric Utilities (2.1%)
IDACORP Inc.			1,185,502	111,022,262

Equity Real Estate Investment Trusts (3.5%)
Alexandria Real Estate Equities Inc.			487,211	48,769,821
SBA Communications Corp., Class A			697,265	139,571,535
				188,341,356

Food & Staples Retailing (5.7%)
Grocery Outlet Holding Corp. θ			3,331,679	96,118,939
Sysco Corp.			3,103,957	205,016,360
				301,135,299

Health Care Equipment & Supplies (4.2%)
Hologic Inc. θ			3,239,983	224,854,820

Hotels, Restaurants & Leisure (2.2%)
Hilton Worldwide Holdings Inc.			790,661	118,741,469

Household Durables (2.1%)
D.R. Horton Inc.			1,055,341	113,417,497

Insurance (2.5%)
The Progressive Corp.			945,408	131,695,334

IT Services (2.3%)
Amdocs Ltd.			1,433,630	121,127,399

Life Sciences Tools & Services (8.7%)
Agilent Technologies Inc.			612,488	68,488,408
Avantor Inc. θ			6,938,004	146,253,124
IQVIA Holdings Inc. θ			834,234	164,135,540
Repligen Corp. θ			508,100	80,792,981
				459,670,053

Machinery (9.4%)
CNH Industrial N.V. θ			9,538,786	115,419,311
Otis Worldwide Corp.			2,316,927	186,072,407
Pentair plc			1,320,981	85,533,520
Xylem Inc.			1,227,103	111,703,186
				498,728,424

Professional Services (7.8%)
Broadridge Financial Solutions Inc.			940,763	168,443,615
TransUnion			2,172,921	155,993,999
Verisk Analytics Inc.			381,748	90,184,148
				414,621,762

Road & Rail (1.6%)
Old Dominion Freight Line Inc.			202,012	82,651,190
				0
Semiconductors & Semiconductor Equipment (3.7%)				0
KLA Corp.			272,677	125,066,033
Lam Research Corp.			116,830	73,225,539
				198,291,572

Software (11.4%)
Ansys Inc. θ			265,871	79,109,916
Autodesk Inc. θ			700,741	144,990,320
Roper Technologies Inc.			342,067	165,656,207
Synopsys Inc. θ			160,483	73,656,882
Workday Inc., Class A θ			646,094	138,813,296
				602,226,621

Specialty Retail (4.7%)
O'Reilly Automotive Inc. θ			122,539	111,370,796
Ross Stores Inc.			1,228,816	138,794,767
				250,165,563

Total investment in equities (99.1%)
(cost $5,155,181,434)				5,263,766,835

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Beneficial State Bank	4.00%	03/27/2024	250,000	245,109
Beneficial State Bank	4.00%	04/25/2024	250,000	244,317
Citizens Trust Bank	0.05%	01/14/2024	250,000	247,096
Self-Help Federal Credit Union	3.56%	02/17/2024	250,000	246,165
				982,687

Community Development Loans (0.0%) α
BlueHub Loan Fund Inc.	1.00%	04/15/2024	300,000	290,262

Time Deposits (1.0%)
Citibank, New York	4.68%	10/02/2023;@	51,096,802	51,096,802

Total short-term securities (1.0%)
(cost $52,369,751)				$52,369,751.00

Total securities (100.1%)
(cost $5,207,551,185)				$5,316,136,586.00

Other assets and liabilities (-0.1%)				-$9,740,167.00

Total net assets (100.0%)				5,306,396,419

θ This security is non-income producing.

Ω Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the
Investment Securities Act of 1940.

α Market value adjustments have been applied to these securities to reflect potential early withdrawal.
Such securities have been classified as level 3.

N.V. Naamloze Vennootschap

plc Public Limited Company